Warrant Liability - Summary of Share Purchase Warrant Activity (Details) - Warrant Liability [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Warrants Outstanding, Beginning of period	6,629,144	3,391,844
Warrants Exercised		(87,700)
Warrants Issued	2,852,174	3,325,000
Warrants Expired	(28,144)
Warrants Outstanding, End of period	9,453,174	6,629,144
Weighted Average Exercise Price, Beginning of period	$ 4.00	$ 6.23
Weighted Average Exercise Price, Exercised		1.07
Weighted Average Exercise Price, Issued	1.24	1.65
Weighted Average Exercise Price, Expired	1.07
Weighted Average Exercise Price, End of period	$ 3.17	$ 4.00